Voya Large Cap Value Fund Investment Objectives and Goals - Class A C I R R6 and W Shares [Member] - Voya Large Cap Value Fund	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Voya Large Cap Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital and current income.